FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.1%
COMMUNICATION SERVICES - 7.3%
Entertainment - 1.3%
Electronic Arts Inc.	10,400	$1,364,792
Nintendo Co. Ltd.	2,700	1,207,368	(a)

Total Entertainment		2,572,160

Interactive Media & Services - 5.3%
Alphabet Inc., Class A Shares	32,640	3,796,685	*
Alphabet Inc., Class C Shares	30,000	3,499,200	*
Auto Trader Group PLC	216,600	1,669,881	(a)
Meta Platforms Inc., Class A Shares	12,600	2,004,660	*

Total Interactive Media & Services		10,970,426

Media - 0.7%
Interpublic Group of Cos. Inc.	45,000	1,344,150

TOTAL COMMUNICATION SERVICES		14,886,736

CONSUMER DISCRETIONARY - 11.4%
Automobiles - 2.5%
Ford Motor Co.	100,000	1,469,000
Mercedes-Benz Group AG	16,800	990,764	(a)
Tesla Inc.	3,100	2,763,495	*

Total Automobiles		5,223,259

Household Durables - 1.1%
Lennar Corp., Class A Shares	13,400	1,139,000
PulteGroup Inc.	24,000	1,046,880

Total Household Durables		2,185,880

Internet & Direct Marketing Retail - 1.9%
Amazon.com Inc.	22,200	2,995,890	*
eBay Inc.	16,500	802,395

Total Internet & Direct Marketing Retail		3,798,285

Multiline Retail - 0.5%
Target Corp.	6,600	1,078,308

Specialty Retail - 3.6%
AutoZone Inc.	600	1,282,434	*
Home Depot Inc.	7,600	2,287,144
Lowe’s Cos. Inc.	11,600	2,221,748
O’Reilly Automotive Inc.	2,150	1,512,718	*

Total Specialty Retail		7,304,044

Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	4,700	813,061	(a)
Deckers Outdoor Corp.	3,700	1,158,877	*

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	1

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - continued
NIKE Inc., Class B Shares	7,700	$884,884
Pandora A/S	12,200	906,359	(a)

Total Textiles, Apparel & Luxury Goods		3,763,181

TOTAL CONSUMER DISCRETIONARY		23,352,957

CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 4.7%
Carrefour SA	51,000	869,145	(a)
Costco Wholesale Corp.	3,100	1,678,030
Kroger Co.	40,000	1,857,600
Loblaw Cos. Ltd.	18,000	1,638,562
Walgreens Boots Alliance Inc.	36,500	1,446,130
Walmart Inc.	16,800	2,218,440

Total Food & Staples Retailing		9,707,907

Food Products - 1.5%
Hershey Co.	7,100	1,618,516
Tyson Foods Inc., Class A Shares	17,000	1,496,170

Total Food Products		3,114,686

Household Products - 0.3%
Procter & Gamble Co.	4,400	611,204

Personal Products - 0.3%
Herbalife Nutrition Ltd.	21,300	519,933	*

Tobacco - 0.8%
Swedish Match AB	164,000	1,716,838	(a)

TOTAL CONSUMER STAPLES		15,670,568

ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Aker BP ASA	35,281	1,225,886	*
BP PLC	287,000	1,404,654	(a)
Exxon Mobil Corp.	32,300	3,130,839
Imperial Oil Ltd.	43,400	2,079,933
Marathon Petroleum Corp.	18,300	1,677,378
Repsol SA	100,000	1,245,826	(a)

TOTAL ENERGY		10,764,516

FINANCIALS - 12.5%
Banks - 5.8%
Bank of America Corp.	28,000	946,680
Bank of Montreal	15,200	1,515,311
BNP Paribas SA	25,000	1,181,183	(a)
Citigroup Inc.	30,300	1,572,570

See Notes to Schedule of Investments.

2	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - continued
HSBC Holdings PLC	210,000	$1,315,431	(a)
Japan Post Bank Co. Ltd.	143,800	1,150,352	(a)
JPMorgan Chase & Co.	7,600	876,736
Natwest Group PLC	400,000	1,214,903	(a)
Wells Fargo & Co.	46,500	2,039,955

Total Banks		11,813,121

Capital Markets - 0.4%
Goldman Sachs Group Inc.	2,700	900,153

Consumer Finance - 2.0%
Ally Financial Inc.	44,000	1,455,080
Capital One Financial Corp.	11,500	1,263,045
Synchrony Financial	40,500	1,355,940

Total Consumer Finance		4,074,065

Insurance - 4.3%
Allianz SE, Registered Shares	7,524	1,366,406	(a)
Allstate Corp.	11,300	1,321,761
Dai-ichi Life Holdings Inc.	60,000	1,043,693	(a)
Direct Line Insurance Group PLC	200,000	501,910	(a)
Japan Post Holdings Co. Ltd.	170,000	1,223,972	(a)
Manulife Financial Corp.	71,000	1,299,629
MetLife Inc.	32,600	2,061,950

Total Insurance		8,819,321

TOTAL FINANCIALS		25,606,660

HEALTH CARE - 13.7%
Biotechnology - 1.5%
Regeneron Pharmaceuticals Inc.	2,300	1,337,887	*
Vertex Pharmaceuticals Inc.	6,400	1,794,624	*

Total Biotechnology		3,132,511

Health Care Equipment & Supplies - 0.7%
IDEXX Laboratories Inc.	3,500	1,397,130	*

Health Care Providers & Services - 6.1%
CVS Health Corp.	19,400	1,856,192
Elevance Health Inc.	3,300	1,574,430
HCA Healthcare Inc.	7,100	1,508,182
McKesson Corp.	7,100	2,425,218
Molina Healthcare Inc.	5,700	1,868,004	*
UnitedHealth Group Inc.	5,900	3,199,806

Total Health Care Providers & Services		12,431,832

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	3

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories Inc., Class A Shares	2,400	$1,351,824	*
Mettler-Toledo International Inc.	1,100	1,484,703	*

Total Life Sciences Tools & Services		2,836,527

Pharmaceuticals - 4.0%
Novo Nordisk A/S, Class B Shares	20,600	2,399,361	(a)
Ono Pharmaceutical Co. Ltd.	43,300	1,217,549	(a)
Pfizer Inc.	53,000	2,677,030
Roche Holding AG	6,100	2,025,228	(a)

Total Pharmaceuticals		8,319,168

TOTAL HEALTH CARE		28,117,168

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.5%
Airbus SE	9,700	1,045,871	(a)

Air Freight & Logistics - 1.3%
FedEx Corp.	4,800	1,118,832
United Parcel Service Inc., Class B Shares	8,500	1,656,565

Total Air Freight & Logistics		2,775,397

Building Products - 1.2%
Masco Corp.	21,600	1,196,208
Owens Corning	13,500	1,251,990

Total Building Products		2,448,198

Industrial Conglomerates - 0.3%
GS Holdings Corp.	19,000	609,035	(a)

Machinery - 2.2%
Caterpillar Inc.	5,800	1,149,850
CNH Industrial NV	71,500	921,111	(a)
Cummins Inc.	5,600	1,239,336
Deere & Co.	3,350	1,149,653

Total Machinery		4,459,950

Marine - 1.2%
A.P. Moller - Maersk A/S, Class B Shares	470	1,283,258	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,279,276	(a)

Total Marine		2,562,534

Professional Services - 1.4%
Robert Half International Inc.	16,500	1,305,810
Wolters Kluwer NV	13,900	1,509,572	(a)

Total Professional Services		2,815,382

Road & Rail - 0.8%
Old Dominion Freight Line Inc.	5,300	1,608,603

See Notes to Schedule of Investments.

4	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.8%
W.W. Grainger Inc.	2,900	$1,576,237

TOTAL INDUSTRIALS		19,901,207

INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 1.9%
Cisco Systems Inc.	37,000	1,678,690
Nokia Oyj	253,300	1,319,334	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	935,569	(a)

Total Communications Equipment		3,933,593

Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices Inc.	18,400	1,738,248	*
Applied Materials Inc.	18,700	1,981,826
ASML Holding NV	4,400	2,528,937	(a)
Intel Corp.	22,700	824,237
KLA Corp.	3,900	1,495,806
Lam Research Corp.	3,200	1,601,632
Micron Technology Inc.	25,000	1,546,500
QUALCOMM Inc.	14,300	2,074,358
Tokyo Electron Ltd.	4,000	1,376,774	(a)

Total Semiconductors & Semiconductor Equipment		15,168,318

Software - 5.2%
Check Point Software Technologies Ltd.	12,100	1,507,660	*
Microsoft Corp.	27,600	7,748,424
NortonLifeLock Inc.	54,000	1,324,620

Total Software		10,580,704

Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc.	69,600	11,310,696
Logitech International SA, Registered Shares	17,000	956,457	(a)
NetApp Inc.	17,385	1,240,072
Samsung Electronics Co. Ltd.	24,679	1,168,185	(a)

Total Technology Hardware, Storage & Peripherals		14,675,410

TOTAL INFORMATION TECHNOLOGY		44,358,025

MATERIALS - 4.0%
Chemicals - 1.2%
Huntsman Corp.	37,500	1,086,000
LyondellBasell Industries NV, Class A Shares	15,000	1,336,800

Total Chemicals		2,422,800

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	5

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Metals & Mining - 2.1%
Nucor Corp.		14,000	$1,901,200
Rio Tinto PLC		21,000	1,267,760	(a)
South32 Ltd.		420,000	1,144,758	(a)

Total Metals & Mining			4,313,718

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.		24,300	1,546,209

TOTAL MATERIALS			8,282,727

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Host Hotels & Resorts Inc.		62,000	1,104,220
Stockland		440,000	1,192,262	(a)

Total Equity Real Estate Investment Trusts (REITs)			2,296,482

Real Estate Management & Development - 1.8%
CK Asset Holdings Ltd.		225,500	1,596,479	(a)
Daito Trust Construction Co. Ltd.		13,500	1,279,835	(a)
Daiwa House Industry Co. Ltd.		30,000	741,242	(a)

Total Real Estate Management & Development			3,617,556

TOTAL REAL ESTATE			5,914,038

UTILITIES - 3.0%
Electric Utilities - 1.8%
Iberdrola SA		105,000	1,121,240	(a)
NRG Energy Inc.		29,000	1,094,750
PPL Corp.		49,000	1,424,920

Total Electric Utilities			3,640,910

Gas Utilities - 0.7%
Tokyo Gas Co. Ltd.		69,000	1,355,224	(a)

Independent Power and Renewable Electricity Producers - 0.0%††
Orron Energy AB		37,100	45,802	(a)

Multi-Utilities - 0.5%
Atco Ltd., Class I Shares		29,600	1,094,036

TOTAL UTILITIES			6,135,972

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $160,039,741)			202,990,574

	RATE
SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,606,864)	2.081%	1,606,864	1,606,864

TOTAL INVESTMENTS - 99.9% (Cost - $161,646,605)			204,597,438
Other Assets in Excess of Liabilities - 0.1%			295,659

TOTAL NET ASSETS - 100.0%			$204,893,097

See Notes to Schedule of Investments.

6	Franklin Global Equity Fund 2022 Quarterly Report

FRANKLIN GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin Global Equity Fund 2022 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

9

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$12,009,487	$2,877,249	—	$14,886,736
Consumer Discretionary	20,642,773	2,710,184	—	23,352,957
Consumer Staples	13,084,585	2,585,983	—	15,670,568
Energy	6,888,150	3,876,366	—	10,764,516
Financials	16,608,810	8,997,850	—	25,606,660
Health Care	22,475,030	5,642,138	—	28,117,168
Industrials	13,253,084	6,648,123	—	19,901,207
Information Technology	36,072,769	8,285,256	—	44,358,025
Materials	5,870,209	2,412,518	—	8,282,727
Real Estate	1,104,220	4,809,818	—	5,914,038
Utilities	3,613,706	2,522,266	—	6,135,972

Total Long-Term Investments	151,622,823	51,367,751	—	202,990,574

Short-Term Investments†	1,606,864	—	—	1,606,864

Total Investments	$153,229,687	$51,367,751	—	$204,597,438

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10